Tax - Tax expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Income Taxes [Line Items]
Current tax		$ 5,718	$ 2,984	$ 3,250
– for this year		5,737	3,264	3,182
– adjustments in respect of prior years		(19)	(280)	68
Deferred tax		71	(2,175)	963
– origination and reversal of temporary differences		19	(2,278)	874
– effect of changes in tax rates		17	(293)	132
– adjustments in respect of prior years		35	396	(43)
Total tax expense	[1]	5,789	809	4,213
Tax expense		$ 7,132	$ 3,241	$ 3,592
Applicable tax rate		23.50%	19.00%	19.00%
Tax credit (charge) recorded directly to equity		$ 41	$ (145)
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense		$ 1,328	$ 604	$ 813
Applicable tax rate		16.50%	16.50%	16.50%

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.